Condensed Consolidating Financial Information - Additional Information (Detail) (Senior Notes Through Private Placement)	Jun. 01, 2011
Senior Notes Through Private Placement
Condensed Financial Statements Captions [Line Items]
Equity method investment ownership percentage	100.00%